Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2014
Securitizations
Securitizations

in	6M14	6M13
Gains and cash flows (CHF million)
CMBS
Net gain [1]	3	1
Proceeds from transfer of assets	1,581	3,631
Cash received on interests that continue to be held	53	32
RMBS
Net gain [1]	14	2
Proceeds from transfer of assets	10,842	14,257
Purchases of previously transferred financial assets or its underlying collateral	(4)	(8)
Servicing fees	1	2
Cash received on interests that continue to be held	206	275
Other asset-backed financings
Net gain [1]	15	7
Proceeds from transfer of assets	964	553
Purchases of previously transferred financial assets or its underlying collateral [2]	0	(65)
Cash received on interests that continue to be held	4	329
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2Q14	4Q13
CHF million
CMBS
Principal amount outstanding	36,855	37,308
Total assets of SPE	47,837	48,715
RMBS
Principal amount outstanding	45,774	45,571
Total assets of SPE	47,591	48,741
Other asset-backed financings
Principal amount outstanding	23,632	27,854
Total assets of SPE	23,632	27,854
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

	6M14							6M13
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			566				1,865			158				1,963
of which level 2			501				1,720			141				1,922
of which level 3			65				145			17				41
Weighted-average life, in years			3.6				4.6			8.9				7.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.5	–	23.0			–	[2]	6.3	–	31.0
Cash flow discount rate (rate per annum), in % [3]	1.0	–	11.0		2.0	–	17.0	1.6	–	8.2		0.0	–	45.9
Expected credit losses (rate per annum), in %	1.0	–	2.0		2.6	–	14.0	0.0	–	7.5		0.0	–	45.8
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

	2Q14											4Q13
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,297				2,761			204				1,132				2,354			284
of which non-investment grade			8				350			157				26				359			204
Weighted-average life, in years			5.4				8.5			4.7				6.5				8.6			3.7
Prepayment speed assumption (rate per annum), in % [3]			–		1.3	–	35.0			–				–		1.0	–	23.5			–
Impact on fair value from 10% adverse change			–				(31.0)			–				–				(26.6)			–
Impact on fair value from 20% adverse change			–				(61.0)			–				–				(48.6)			–
Cash flow discount rate (rate per annum), in % [4]	1.4	–	24.4		1.8	–	39.6	0.2	–	21.2		1.1	–	37.1		1.7	–	22.4	1.0	–	23.1
Impact on fair value from 10% adverse change			(20.7)				(57.3)			(2.8)				(25.5)				(65.0)			(2.4)
Impact on fair value from 20% adverse change			(40.6)				(111.5)			(5.5)				(50.0)				(124.9)			(4.9)
Expected credit losses (rate per annum), in %	0.9	–	23.6		1.3	–	38.4	1.1	–	9.7		0.2	–	36.6		0.1	–	17.3	0.7	–	21.0
Impact on fair value from 10% adverse change			(9.8)				(34.3)			(0.9)				(10.9)				(42.2)			(0.4)
Impact on fair value from 20% adverse change			(19.6)				(67.3)			(1.7)				(21.5)				(79.6)			(0.7)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2Q14	4Q13
CHF million
CMBS
Other assets	244	432
Liability to SPE, included in Other liabilities	(244)	(432)
Other asset-backed financings
Trading assets	165	216
Other assets	162	157
Liability to SPE, included in Other liabilities	(327)	(373)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary

			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q14 (CHF million)
Cash and due from banks	619	0	50	113	100	34	916
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,224	0	0	0	0	1,224
Trading assets	768	51	0	1,507	731	382	3,439
Investment securities	0	59	0	0	0	0	59
Other investments	0	0	0	46	1,489	393	1,928
Net loans	0	579	876	0	18	535	2,008
Premises and equipment	0	0	0	0	423	72	495
Other assets	6,881	1,639	3,424	3	228	1,640	13,815
of which loans held-for-sale	6,843	0	2,245	0	54	0	9,142
Total assets of consolidated VIEs	8,268	3,552	4,350	1,669	2,989	3,056	23,884
Customer deposits	0	0	0	0	0	269	269
Trading liabilities	6	0	0	0	7	3	16
Short-term borrowings	0	8,733	0	0	0	0	8,733
Long-term debt	8,260	21	2,796	327	87	366	11,857
Other liabilities	24	40	196	19	154	426	859
Total liabilities of consolidated VIEs	8,290	8,794	2,992	346	248	1,064	21,734
4Q13 (CHF million)
Cash and due from banks	702	1	2	100	87	60	952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,959	0	0	0	0	1,959
Trading assets	869	51	3	1,687	665	335	3,610
Investment securities	0	100	0	0	0	0	100
Other investments	0	0	0	0	1,491	492	1,983
Net loans	0	2,012	885	0	779	531	4,207
Premises and equipment	0	0	0	0	447	66	513
Other assets	7,516	1,473	3,353	0	308	1,680	14,330
of which loans held-for-sale	7,479	0	3,093	0	56	0	10,628
Total assets of consolidated VIEs	9,087	5,596	4,243	1,787	3,777	3,164	27,654
Customer deposits	0	0	0	0	0	265	265
Trading liabilities	9	0	0	0	8	76	93
Short-term borrowings	0	4,280	0	7	0	(1)	4,286
Long-term debt	9,067	17	3,187	179	93	449	12,992
Other liabilities	34	16	67	2	153	438	710
Total liabilities of consolidated VIEs	9,110	4,313	3,254	188	254	1,227	18,346

Non-consolidated VIEs
Non-consolidated VIEs

		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
2Q14 (CHF million)
Trading assets	141	5,071	1,322	575	613	7,722
Net loans	174	717	2,858	1,682	1,128	6,559
Other assets	0	4	30	0	187	221
Total variable interest assets	315	5,792	4,210	2,257	1,928	14,502
Maximum exposure to loss	1,417	9,674	4,373	6,284	2,017	23,765
Non-consolidated VIE assets	9,140	96,746	64,524	27,684	18,483	216,577
4Q13 (CHF million)
Trading assets	183	4,920	979	725	713	7,520
Net loans	2	613	2,812	2,856	1,282	7,565
Other assets	0	0	47	0	6	53
Total variable interest assets	185	5,533	3,838	3,581	2,001	15,138
Maximum exposure to loss	186	7,496	4,026	7,433	2,090	21,231
Non-consolidated VIE assets	10,211	101,524	55,509	31,144	19,450	217,838